PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, gross	¥ 6,223,424		¥ 3,590,198			$ 876,551
Less: accumulated depreciation	(2,036,969)		(1,546,362)			(286,901)
Less: impairment	(17,300)		(176,458)			(2,400)
Property, plant and equipment, net	4,169,141		1,867,378			587,211
Depreciation	604,000	$ 85,100	391,700		¥ 465,200
Luckin coffee express
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss | $		107,800
Impairment provision written off	164,600
Luckin Tea
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Less: impairment	4,500
Self-operating stores
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss			17,000
Store operating equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, gross	2,417,877		1,341,127			340,551
Less: impairment	11,700
Impairment loss			175,700
Leasehold improvements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, gross	2,235,034		1,126,562			314,798
Office equipment and others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, gross	315,291		177,259			44,408
Less: impairment	5,600
Impairment loss			800
Office buildings
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, gross	480,792		811,666			67,718
Assets subject to operating leases
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, gross	346,223					48,764
Mechanical equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, gross	82,303		80,481			11,592
Construction in progress
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, gross	345,904		53,103			$ 48,720
Luckin coffee express machines
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss	¥ 5,200	$ 700	167,100	$ 32,000
Luckin coffee express machines | Luckin coffee express
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss			220,700
Store operating equipment and others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss			¥ 176,500